RBC BlueBay Strategic Income Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RBC BlueBay Strategic Income Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	5.50%	9.33%	9.73%	0.09%